Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index/SSGA Large Cap Index/Russell 1000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.85%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
State Street SPDR Portfolio SP 500 ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.85%	14.39%	14.81%
State Street SPDR Portfolio SP 500 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	13.98%	14.30%
State Street SPDR Portfolio SP 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.76%	11.47%	12.31%

[1]	Returns shown are reflective of the S&P 500 Index for the period January 24, 2020 to December 31, 2024, the SSGA Large Cap Index for the period from November 16, 2017 to January 23, 2020, and the Russell 1000 Index for the period from January 1, 2016 to November 15, 2017.